Commitments and Contingent Liabilities - Schedule of Future Minimum Lease Payments under Capital Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2016	$ 839
2017	839
2018	839
2019	839
2020	863
Thereafter	5,280
Total minimum lease payments	9,499
Less: Amount representing interest	2,801
Present value of minimum lease payment, net	$ 6,698